Cost Method Investment (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)
Cost Method Investment (Textual)
Total registered capital	$ 153,671,465				¥ 1,000,000,000
Commitment to invest of paid in capital, percentage	5.00%
Impairment charges		$ 3,698,868